Statement of Operations (EUR €) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Revenues
Sales of goods	€ 6,212		€ 3,736
Sales of RPPs & leases	2,201		2,352
Sales of spare parts and services	2,550		2,537
Warrants granted	0		0
Total sales	10,963		8,625
Total net sales	10,963		8,625
Other revenues	0		25
Total revenues	10,963		8,650
Cost of goods	(3,575)		(2,259)
Cost of RPPs & leases	(1,243)		(1,210)
Cost of spare parts and services	(1,850)		(1,681)
Total cost of sales	(6,667)		(5,150)
Gross profit	4,296		3,500
Operating Expenses
Research and development expenses	(1,563)		(1,182)
Selling and marketing expenses	(2,959)		(2,763)
General and administrative expenses	(1,718)		(1,485)
Non-recurring operating expenses	0		0
Loss from operations	(1,943)		(1,930)
Nonoperating Income (Expense)
Financial (expense) income, net(2)	(3,941)	[1]	1,194	[1]
Foreign currency exchange gain (loss), net(2)	(11)	[1]	(400)	[1]
Other income (expense), net	40		0
Income (loss) before taxes	(5,855)		(1,136)
Income tax (expense) benefit	(25)		(94)
Net income (loss) (2)	€ (5,880)		€ (1,230)
Earnings per share
Basic net earnings (loss) per share	€ (0.32)	[2]	€ (0.09)	[2]
Diluted net earnings (loss) per share (1)	€ (0.32)		€ (0.09)
Shares outstanding	18,257,273		13,148,421
Diluted shares outstanding (1)	18,619,191	[2]	12,591,364	[2]

[1]	The €276 thousand increase in financial expense and €39 thousand variation in foreign currency exchange gain(loss) between this financial statement and the press release information as of June 30, 2012 are due to fair-value adjustments on the March 2012 Warrants following their change in classification from equity to liability. See Note 1-21. The €276 thousand increase in financial expense and €39 thousand variation in foreign currency exchange gain(loss) between this financial statement and the press release information as of June 30, 2012 are due to fair-value adjustments on the March 2012 Warrants following their change in classification from equity to liability. See Note 1-21. The €276 thousand increase in financial expense and €39 thousand variation in foreign currency exchange gain(loss) between this financial statement and the press release information as of June 30, 2012 are due to fair-value adjustments on the March 2012 Warrants following their change in classification from equity to liability. See Note 1-21.
[2]	Due to the net losses in 2011 and 2012, the assumed net exercise of stock options/warrants and stock relating to the convertible bonds in this year was excluded, as the effect would have been anti-dilutive.